                                                                SCHWABFUNDS(R)
                                                                        [LOGO]
                                                                        SCHWAB
                                                                      TAX-FREE
                                                                    BOND FUNDS




SEMI-ANNUAL REPORT
FEBRUARY 28, 1997

                  Dear Shareholder,

                  With the support of investors like you, the SchwabFunds
[Photo of         Family(R) continues to be among the largest and
 Charles          fastest-growing mutual fund complexes in the nation. Charles
 R. Schwab]       Schwab Investment Management, Inc. (CSIM) manages over $46 billion in assets for more than 2.5 million shareholders.
                  Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds(R) investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

SchwabFunds' expanding family of quality mutual funds offers investors time-tested strategies for long-term investing -- Asset Allocation, Indexing, Tax-Efficiency, Quantitative Models and Fund-of-Funds. Each strategy was developed to fit specific financial objectives. The SchwabFunds Family was developed to provide you with smart, cost-efficient solutions and an easy, convenient way to put your money to work. And we'll continue to explore new strategies to help meet your financial goals.


EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your growing needs.



                                 /s/ Charles R. Schwab
                                 Charles R. Schwab

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB BOND FUND.


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment coupon. It's a simple, easy way to increase your investment. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)(1). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

SO DON'T DELAY. USE THIS CONVENIENT INVESTMENT
ENVELOPE AND SEND YOUR CHECK TODAY!

(1) The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

                                                       [ ][ ][ ][ ]-[ ][ ][ ][ ]
--------------------------------------                   SCHWAB ACCOUNT NUMBER
Name

$
--------------------------------------
Amount of Investment*

--------------------------------------
Signature

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's
    Automatic Investment Plan (AIP).

* THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

PLEASE INDICATE TO WHICH SCHWAB BOND FUND YOUR INVESTMENT SHOULD GO:

[ ] Schwab Long-Term Government Bond Fund

[ ] Schwab Short/Intermediate Government Bond Fund

[ ] Schwab California Long-Term Tax-Free Bond Fund

[ ] Schwab California Short/Intermediate Tax-Free Bond Fund

[ ] Schwab Long-Term Tax-Free Fund

[ ] Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C) 1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4269 (10/96) CRS 10552

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB BOND FUND:

1.  Fill out the Schwab investment coupon completely,    This envelope must
    including your name, account number, amount of       be preceded or
    your check and signature. Please use one coupon      accompanied by a
    for each account.                                    current Schwab Bond
                                                         Fund prospectus. The
2.  Make your check payable to CHARLES SCHWAB & CO.,     principal value and
    INC., and enclose your check with the completed      investment returns will
    coupon in this postage-paid envelope.                fluctuate so that an
                                                         investor's shares, when
3.  Then just drop your Schwab Bond Fund investment      redeemed, may be worth
    envelope in the mail today--and start putting your   more or less than their
    money to work! If you have any questions, don't      original cost.
    hesitate to call your local Schwab office or 1-800-2 NO LOAD.

Attn: Dept. AIP 333-4
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

     Table of Contents

     PERFORMANCE .....................................................    2

     TAXABLE EQUIVALENT YIELD ........................................    6

     DIVIDEND PAYMENT ................................................    7

     TOP TEN HOLDINGS ................................................    8

     INVESTMENT QUALITY SUMMARY ......................................   10

     PORTFOLIO MANAGEMENT TEAM .......................................   11

     MARKET OVERVIEW .................................................   12

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ......................   20

     FINANCIAL STATEMENTS AND NOTES ..................................   23

We are pleased to report to you on the performance of the Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab Long-Term Tax-Free Bond Fund (the "Funds") for the six-month period ended February 28, 1997. During the period, both Funds continued to achieve their primary investment objective by providing a relatively steady stream of monthly income, exempt from Federal income taxes and consistent with capital preservation. (1) Each Fund's individual performance is reviewed in detail in the following pages.

(1) Income from the Funds may be subject to the Alternative Minimum Tax (AMT).

PERFORMANCE

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 4/21/93)

                                                          Average Annual
         30-Day            6-Month          1-Year         Total Return
        SEC Yield       Total Return     Total Return     Since Inception
        -----------------------------------------------------------------
          3.90%             3.10%            3.85%             4.38%
        -----------------------------------------------------------------

As of 12/31/96, the 30-day SEC yield and six-month, one-year and since inception average annual total returns for the Fund were 3.98%, 2.94%, 3.54% and 4.35%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the period and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, for the period ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns would have been 3.46%, 2.87%, 3.40% and 3.91%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns, without fee waivers and guarantees, would have been 3.54%, 2.70%, 3.10% and 3.87%, respectively.

                       COMPARISON OF CHANGE IN VALUE OF A
                 HYPOTHETICAL $10,000 INVESTMENT IN THE SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND AND THE
                       LEHMAN 3-YEAR MUNICIPAL BOND INDEX



              4/21/93      4/30/93      5/30/93      6/30/93      7/30/93      8/30/93      9/30/93      10/30/93
Index         $10,000      $ 9,993      $10,020      $10,085      $10,090      $10,184      $10,228      $10,250
Fund          $10,000      $ 9,990      $10,038      $10,129      $10,151      $10,283      $10,344      $10,366

              11/30/93     12/30/93     1/30/94      2/28/94      3/30/94      4/30/94      5/30/94      6/30/94
Index         $10,237      $10,344      $10,428      $10,331      $10,206      $10,267      $10,315      $10,318
Fund          $10,326      $10,462      $10,567      $10,412      $10,218      $10,280      $10,323      $10,312

              7/30/94      8/30/94      9/30/94      10/30/94     11/30/94     12/30/94     1/30/95      2/28/95
Index         $10,403      $10,440      $10,414      $10,389      $10,370      $10,415      $10,501      $10,612
Fund          $10,407      $10,429      $10,377      $10,317      $10,245      $10,346      $10,445      $10,563

              3/30/95      4/30/95      5/30/95      6/30/95      7/30/95      8/30/95      9/30/95      10/30/95
Index         $10,707      $10,743      $10,908      $10,934      $11,050      $11,136      $11,167      $11,221
Fund          $10,655      $10,691      $10,881      $10,884      $11,987      $11,079      $11,115      $11,175

              11/30/95     12/30/95     1/30/95      2/29/96      3/30/96      4/30/96      5/30/96      6/30/96
Index         $11,293      $11,340      $11,429      $11,431      $11,403      $11,417      $11,427      $11,496
Fund          $11,255      $11,305      $11,383      $11,364      $11,313      $11,306      $11,312      $11,371

              7/30/96      8/30/96      9/30/96      10/30/96     11/30/96     12/30/96     1/30/97      2/28/97
Index         $11,559      $11,577      $11,647      $11,729      $11,838      $11,844      $11,896      $11,954
Fund          $11,443      $11,447      $11,519      $11,605      $11,712      $11,705      $11,742      $11,801




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab Short/Intermediate Tax-Free Bond Fund since inception with a hypothetical investment in the Lehman 3-Year Municipal Bond Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, the Fund's total return would have been lower.

SCHWAB LONG-TERM TAX-FREE BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 9/11/92)

                                                          Average Annual
         30-Day            6-Month          1-Year         Total Return
        SEC Yield       Total Return     Total Return     Since Inception
     --------------------------------------------------------------------
          5.12%             5.34%            5.62%             6.45%
     --------------------------------------------------------------------

As of 12/31/96, the 30-day SEC yield and six-month, one-year and since inception average annual total returns for the Fund were 5.11%, 5.08%, 4.18% and 6.50%, respectively.


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the period and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, for the period ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns would have been 4.54%, 5.04%, 5.07% and 5.87%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns, without fee waivers and guarantees, would have been 4.53%, 4.77%, 3.67% and 5.93%, respectively.

                       COMPARISON OF CHANGE IN VALUE OF A
                 HYPOTHETICAL $10,000 INVESTMENT IN THE SCHWAB
                      LONG-TERM TAX-FREE BOND FUND AND THE
                      LEHMAN GENERAL MUNICIPAL BOND INDEX

 AVERAGE ANNUAL TOTAL RETURNS
  THROUGH FEBRUARY 28, 1997

ONE YEAR       SINCE INCEPTION
  5.62%             6.45%


        9/11/92   9/30/92  10/30/92  11/30/92  12/31/92  1/31/93   2/28/93   3/31/93
Index   $10,000   $ 9,923  $ 9,826   $10,002   $10,104   $10,221   $10,591   $10,479
Fund    $10,000   $ 9,867  $ 9,515   $ 9,912   $10,092   $10,240   $10,682   $10,484

        4/30/93   5/31/93  6/30/93   7/31/93   8/31/93   9/30/93   10/31/93  11/30/93
Index   $10,585   $10,644  $10,822   $10,836   $11,062   $11,188   $11,209   $11,111
Fund    $10,632   $10,690  $10,883   $10,879   $11,157   $11,298   $11,315   $11,201

        12/31/93  1/31/94  2/28/94   3/31/94   4/30/94   5/31/94   6/30/94   7/31/94
Index   $11,345   $11,475  $11,177   $10,722   $10,813   $10,907   $10,840   $11,044
Fund    $11,465   $11,588  $11,274   $10,791   $10,858   $10,970   $10,870   $11,085

        8/31/94   9/30/94  10/31/94  11/30/94  12/31/94  1/31/95   2/28/95   3/31/95
Index   $11,083   $10,920  $10,726   $10,532   $10,764   $11,072   $11,394   $11,524
Fund    $11,109   $10,921  $10,657   $10,381   $10,658   $11,050   $11,381   $11,514

        4/30/95   5/31/95  6/30/95   7/31/95   8/31/95   9/30/95   10/31/95  11/30/95
Index   $11,538   $11,906  $11,802   $11,914   $12,065   $12,141   $12,317   $12,521
Fund    $11,483   $11,918  $11,735   $11,836   $11,971   $12,056   $12,250   $12,443

        12/31/95  1/31/96  2/29/96   3/31/96   4/30/96   5/31/96   6/30/96   7/31/96
Index   $12,642   $12,738  $12,651   $12,489   $12,454   $12,449   $12,585   $12,699
Fund    $12,591   $12,640  $12,520   $12,366   $12,319   $12,311   $12,484   $12,599

        8/31/96   9/30/96  10/31/96  11/30/96  12/31/96  1/31/97   2/28/97
Index   $12,697   $12,875  $13,020   $13,258   $13,203   $13,228   $13,350
Fund    $12,553   $12,780  $12,948   $13,188   $13,117   $13,097   $13,223



Schwab Long-Term Tax-Free Bond Fund  $13,223
Lehman General Municipal Bond Index  $13,350

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab Long-Term Tax-Free Bond fund since inception with a hypothetical investment in the Lehman General Municipal Bond Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, the Fund's total return would have been lower.

TAXABLE EQUIVALENT YIELD

To evaluate the performance of a tax-free bond fund, you should pay special attention to the Fund's taxable equivalent yield. While hypothetical in nature, this measure of performance offers you a convenient way to assess the additional yield which would be required of a taxable bond fund in order for the yield of that fund to be equivalent to a tax-exempt yield after you pay federal income taxes.

(1) If your 1996 federal personal income tax bracket is .....     28%      31%      36%    39.60%

Tax-Free Yield
    3.50%                                                       4.86%    5.07%    5.47%     5.79%
    4.00%                                                       5.56%    5.80%    6.25%     6.62%
    4.50%                                                       6.25%    6.52%    7.03%     7.45%
    5.00%                                                       6.94%    7.25%    7.81%     8.28%
    5.50%                                                       7.64%    7.97%    8.59%     9.11%
    6.00%                                                       8.33%    8.70%    9.38%     9.93%
          [arrow pointing up]                                          [arrow pointing up]
(2) And you have a tax-free investment yielding ...             (3) Here is what you would have to
                                                                    earn from a taxable investment to
                                                                    match the tax-free yield.

          Chart is for illustrative purposes only and does not reflect the performance of the Schwab Tax-Free Bond Funds.

ANNUAL DIVIDEND PAYMENT AS OF FISCAL YEAR-END
FROM EACH FUND'S INCEPTION DATE

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
                                                              6-month
                   1993*     1994      1995       1996   Reporting Period
--------------------------------------------------------------------------------
Income Dividends  $ 0.13    $ 0.37    $ 0.40     $ 0.41       $ 0.21
--------------------------------------------------------------------------------
Capital Gains         --        --        --         --           --
--------------------------------------------------------------------------------

*Commencement of operations April 21, 1993.


SCHWAB LONG-TERM TAX-FREE BOND FUND

--------------------------------------------------------------------------------
                                                                  6-month
                   1992*   1993     1994     1995    1996    Reporting Period
--------------------------------------------------------------------------------
Income Dividends  $ 0.17  $ 0.36   $ 0.52   $ 0.53  $ 0.52        $ 0.27
--------------------------------------------------------------------------------
Capital Gains         --      --     0.08       --      --            --
--------------------------------------------------------------------------------

*Commencement of operations September 11, 1992.


FUND INVESTMENTS

The investment portfolios of both Tax-Free Bond Funds consist of a mix of investment-grade municipal bonds from a variety of state issuers. More detailed information on each Fund's investments, as of February 28, 1997, can be found in the Schedule of Investments section of this report, which follows the Question and Answer section. This information is not necessarily indicative of the Funds' future holdings.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

TOP 10 HOLDINGS

BOND INVESTMENT                                         % OF TOTAL INVESTMENTS
   Washington, Maryland Suburban Sanitation District
   Sewage Disposal 6.00%, Aa1/AA, Maturity 11/01/99                5.97%

   Port of Seattle, Washington Revenue Bonds
   5.50%, Aaa/AAA, Maturity 09/01/92                               5.46%

   Knox County, Tennessee Health & Education Hospital
   Facilities
   7.00%, Aaa/AAA, Maturity 01/01/00                               5.17%

   Minnesota State Housing Finance Agency Rental Housing
   4.80%, Aaa/AAA, Maturity 08/01/01                               4.39%

   Black Hawk County, Iowa Hospital Facilities
   7.38%, Aaa/AAA, Maturity 02/01/01                               4.27%

   Connecticut State Special Tax Obligation Refunding Bonds
   5.50%, Aaa/AAA, Maturity 10/01/00                               3.96%

   Massachusetts Municipal Wholesale Electric Co.
   Power Supply Systems 5.50%, Aaa/AAA, Maturity 01/01/00          3.94%

   New York State Dormitory Authority (State University
   Dormitory Facilities) 5.10%, Aaa/AAA, Maturity 07/01/01         3.90%

   Mississippi Hospital Equipment & Facilities Authority
   5.25%, Aaa/AAA, Maturity 05/01/01                               3.90%

   Ohio State Public Facilities Commission Higher Education
   Capital Facilities 5.00%, Aaa/AAA, Maturity 11/01/01            3.89%

SCHWAB LONG-TERM TAX-FREE BOND FUND

TOP 10 HOLDINGS

BOND INVESTMENT                                         % OF TOTAL INVESTMENTS
   Chicago General Obligation Refunding Bonds
   6.00%, Aaa/AAA, Maturity 01/01/11                          5.86%

   Kodiak Island Borough, Alaska General Obligation Bonds
   5.40%, Aaa/AAA, Maturity 02/15/10                          5.44%

   Seattle, Washington Municipal Light & Power
   Revenue Refunding Bonds 5.90%, Aa/AA, Maturity 05/01/08    5.12%

   Maricopa County, Arizona Alhambra Elementary School
   District 68 6.80%, Aaa/AAA, Maturity 07/01/12              4.93%

   Mississippi Hospital Equipment & Facilities Authority
   6.00%, Aaa/AAA, Maturity 05/01/13                          4.90%

   Pennsylvania Higher Education Facilities
   5.75%, Aa/AA, Maturity 01/01/07                            4.41%

   Irvine Ranch, California Water District
   3.35%, NR/AAA, Maturity 03/01/99                           4.39%

   Eastern Michigan University Board of Regents
   5.50%, Aaa/AAA, Maturity 06/01/17                          4.35%

   Nevada State Municipal General Obligation Bonds
   5.50%, Aaa/AAA, Maturity 11/01/25                          4.34%

   New York State General Obligation Bonds
   5.30%, A/A-, Maturity 07/15/15                             4.25%

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT QUALITY SUMMARY

                                  [PIE GRAPH]

AAA             57%
AA              20%
A               14%
Other            9%*



SCHWAB LONG-TERM TAX-FREE BOND FUND
INVESTMENT QUALITY SUMMARY

                                  [PIE GRAPH]

AAA             60%
AA              23%
A               10%
Other            7%*

As of February 28, 1997, these portfolio summaries reflect the published ratings (for the investments in the portfolio) of Standard & Poor's Ratings Group and/or Moody's Investor Service, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies, and percentages are dollar-weighted.

* Includes short-term securities.

PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.


JOANNE LARKIN - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of each Fund's portfolio. Joanne joined CSIM as Portfolio Manager in February 1992. Prior to joining CSIM, Joanne was Portfolio Manager for the Shearson Lehman California Municipal Bond Fund and E.F. Hutton's Municipal Cash Reserve Management.


The following market overviews and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                  [BAR GRAPH]

                 Real
                  GDP
                ------
Q1 1990          4.1%
Q2 1990          1.3%
Q3 1990         -1.9%
Q4 1990         -4.1%
Q1 1991         -2.2%
Q2 1991          1.7%
Q3 1991          1.0%
Q4 1991          1.0%
Q1 1992          4.7%
Q2 1992          2.5%
Q3 1992          3.0%
Q4 1992          4.3%
Q1 1993         -0.1%
Q2 1993          1.9%
Q3 1993          2.3%
Q4 1993          4.8%
Q1 1994          2.5%
Q2 1994          4.9%
Q3 1994          3.5%
Q4 1994          3.0%
Q1 1995          0.4%
Q2 1995          0.7%
Q3 1995          3.8%
Q4 1995          0.3%
Q1 1996          2.0%
Q2 1996          4.7%
Q3 1996          2.1%
Q4 1996          3.9%


Source: Bloomberg L.P.

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 2.1% and 3.9% for the third and fourth quarters, and 3.2% for the full year (1996).

- The particularly strong second and fourth quarter 1996 growth rates of 4.7% and 3.9% respectively, resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                    [GRAPH]

         Unemployment
             Rate
         ------------
Jan-90          5.3%
Feb-90          5.3%
Mar-90          5.2%
Apr-90          5.4%
May-90          5.3%
Jun-90          5.1%
Jul-90          5.4%
Aug-90          5.6%
Sep-90          5.7%
Oct-90          5.8%
Nov-90          6.0%
Dec-90          6.2%
Jan-91          6.3%
Feb-91          6.5%
Mar-91          6.8%
Apr-91          6.6%
May-91          6.8%
Jun-91          6.8%
Jul-91          6.7%
Aug-91          6.8%
Sep-91          6.8%
Oct-91          6.9%
Nov-91          6.9%
Dec-91          7.1%
Jan-92          7.1%
Feb-92          7.3%
Mar-92          7.3%
Apr-92          7.3%
May-92          7.4%
Jun-92          7.7%
Jul-92          7.6%
Aug-92          7.6%
Sep-92          7.5%
Oct-92          7.4%
Nov-92          7.3%
Dec-92          7.3%
Jan-93          7.1%
Feb-93          7.0%
Mar-93          7.0%
Apr-93          7.0%
May-93          6.9%
Jun-93          6.9%
Jul-93          6.8%
Aug-93          6.7%
Sep-93          6.7%
Oct-93          6.7%
Nov-93          6.5%
Dec-93          6.4%
Jan-94          6.7%
Feb-94          6.6%
Mar-94          6.5%
Apr-94          6.4%
May-94          6.0%
Jun-94          6.0%
Jul-94          6.1%
Aug-94          6.1%
Sep-94          5.9%
Oct-94          5.6%
Nov-94          5.6%
Dec-94          5.4%
Jan-95          5.6%
Feb-95          5.4%
Mar-95          5.8%
Apr-95          5.7%
May-95          5.7%
Jun-95          5.6%
Jul-95          5.7%
Aug-95          5.3%
Sep-95          5.6%
Oct-95          5.5%
Nov-95          5.6%
Dec-95          5.6%
Jan-96          5.8%
Feb-96          5.5%
Mar-96          5.6%
Apr-96          5.4%
May-96          5.6%
Jun-96          5.3%
Jul-96          5.4%
Aug-96          5.1%
Sep-96          5.2%
Oct-96          5.2%
Nov-96          5.3%
Dec-96          5.3%
Jan-97          5.4%
Feb-97          5.3%

Source: Bloomberg L.P.

- Although trending up during the second half of the year, the unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR GRAPH]

               Monthly          Quarterly      Employment      Employment
           Consumer Price   Employment Cost   Cost Index -   Cost Index - 4     Employment Cost
            Index - YOY %    Index - YOY %      Quarterly    quarter rolling    Index % Change
               Change           Change        (annualized)      average            (SA)           Index (1/90=0)
           --------------   ---------------   ------------   ---------------    ---------------   --------------
Jan-90          5.2%             5.3%            5.3%            5.1%               1.3%              1.065
Feb-90          5.3%             5.3%            5.3%            5.1%               1.3%              1.065
Mar-90          5.2%             5.3%            5.3%            5.1%               1.3%              1.065
Apr-90          4.7%             5.4%            5.3%            5.3%               1.3%              1.078
May-90          4.4%             5.4%            5.3%            5.3%               1.3%              1.078
Jun-90          4.7%             5.4%            5.3%            5.3%               1.3%              1.078
Jul-90          4.8%             5.1%            4.5%            5.4%               1.1%              1.090
Aug-90          5.6%             5.1%            4.5%            5.4%               1.1%              1.090
Sep-90          6.2%             5.1%            4.5%            5.4%               1.1%              1.090
Oct-90          6.3%             4.8%            4.1%            5.1%               1.0%              1.101
Nov-90          6.3%             4.8%            4.1%            5.1%               1.0%              1.101
Dec-90          6.1%             4.8%            4.1%            5.1%               1.0%              1.101
Jan-91          5.7%             4.6%            4.5%            4.8%               1.1%              1.113
Feb-91          5.3%             4.6%            4.5%            4.8%               1.1%              1.113
Mar-91          4.9%             4.6%            4.5%            4.8%               1.1%              1.113
Apr-91          4.9%             4.5%            4.9%            4.6%               1.2%              1.127
May-91          5.0%             4.5%            4.9%            4.6%               1.2%              1.127
Jun-91          4.7%             4.5%            4.9%            4.6%               1.2%              1.127
Jul-91          4.4%             4.3%            3.6%            4.5%               0.9%              1.137
Aug-91          3.8%             4.3%            3.6%            4.5%               0.9%              1.137
Sep-91          3.4%             4.3%            3.6%            4.5%               0.9%              1.137
Oct-91          2.9%             4.2%            3.6%            4.3%               0.9%              1.147
Nov-91          3.0%             4.2%            3.6%            4.3%               0.9%              1.147
Dec-91          3.1%             4.2%            3.6%            4.3%               0.9%              1.147
Jan-92          2.6%             4.1%            4.1%            4.2%               1.0%              1.159
Feb-92          2.8%             4.1%            4.1%            4.2%               1.0%              1.159
Mar-92          3.2%             4.1%            4.1%            4.2%               1.0%              1.159
Apr-92          3.2%             3.5%            2.8%            4.1%               0.7%              1.167
May-92          3.0%             3.5%            2.8%            4.1%               0.7%              1.167
Jun-92          3.1%             3.5%            2.8%            4.1%               0.7%              1.167
Jul-92          3.2%             3.4%            3.2%            3.5%               0.8%              1.176
Aug-92          3.1%             3.4%            3.2%            3.5%               0.8%              1.176
Sep-92          3.0%             3.4%            3.2%            3.5%               0.8%              1.176
Oct-92          3.2%             3.5%            4.1%            3.4%               1.0%              1.188
Nov-92          3.0%             3.5%            4.1%            3.4%               1.0%              1.188
Dec-92          2.9%             3.5%            4.1%            3.4%               1.0%              1.188
Jan-93          3.3%             3.4%            3.6%            3.5%               0.9%              1.198
Feb-93          3.2%             3.4%            3.6%            3.5%               0.9%              1.198
Mar-93          3.1%             3.4%            3.6%            3.5%               0.9%              1.198
Apr-93          3.2%             3.6%            3.6%            3.4%               0.9%              1.209
May-93          3.2%             3.6%            3.6%            3.4%               0.9%              1.209
Jun-93          3.0%             3.6%            3.6%            3.4%               0.9%              1.209
Jul-93          2.8%             3.6%            3.2%            3.6%               0.8%              1.219
Aug-93          2.8%             3.6%            3.2%            3.6%               0.8%              1.219
Sep-93          2.7%             3.6%            3.2%            3.6%               0.8%              1.219
Oct-93          2.8%             3.4%            3.2%            3.6%               0.8%              1.229
Nov-93          2.7%             3.4%            3.2%            3.6%               0.8%              1.229
Dec-93          2.7%             3.4%            3.2%            3.6%               0.8%              1.229
Jan-94          2.5%             3.2%            2.8%            3.4%               0.7%              1.237
Feb-94          2.5%             3.2%            2.8%            3.4%               0.7%              1.237
Mar-94          2.5%             3.2%            2.8%            3.4%               0.7%              1.237
Apr-94          2.4%             3.1%            3.2%            3.2%               0.8%              1.247
May-94          2.3%             3.1%            3.2%            3.2%               0.8%              1.247
Jun-94          2.5%             3.1%            3.2%            3.2%               0.8%              1.247
Jul-94          2.8%             3.1%            3.2%            3.1%               0.8%              1.257
Aug-94          2.9%             3.1%            3.2%            3.1%               0.8%              1.257
Sep-94          3.0%             3.1%            3.2%            3.1%               0.8%              1.257
Oct-94          2.6%             3.0%            2.8%            3.1%               0.7%              1.266
Nov-94          2.7%             3.0%            2.8%            3.1%               0.7%              1.266
Dec-94          2.7%             3.0%            2.8%            3.1%               0.7%              1.266
Jan-95          2.8%             3.0%            2.8%            3.0%               0.7%              1.275
Feb-95          2.9%             3.0%            2.8%            3.0%               0.7%              1.275
Mar-95          2.9%             3.0%            2.8%            3.0%               0.7%              1.275
Apr-95          3.1%             3.0%            3.2%            3.0%               0.8%              1.285
May-95          3.2%             3.0%            3.2%            3.0%               0.8%              1.285
Jun-95          3.0%             3.0%            3.2%            3.0%               0.8%              1.285
Jul-95          2.8%             2.8%            2.4%            3.0%               0.6%              1.293
Aug-95          2.6%             2.8%            2.4%            3.0%               0.6%              1.293
Sep-95          2.5%             2.8%            2.4%            3.0%               0.6%              1.293
Oct-95          2.8%             2.8%            2.8%            2.8%               0.7%              1.302
Nov-95          2.6%             2.8%            2.8%            2.8%               0.7%              1.302
Dec-95          2.5%             2.8%            2.8%            2.8%               0.7%              1.302
Jan-96          2.7%             2.9%            3.2%            2.8%               0.8%              1.312
Feb-96          2.7%             2.9%            3.2%            2.8%               0.8%              1.312
Mar-96          2.8%             2.9%            3.2%            2.8%               0.8%              1.312
Apr-96          2.9%             2.9%            3.2%            2.9%               0.8%              1.323
May-96          2.9%             2.9%            3.2%            2.9%               0.8%              1.323
Jun-96          2.8%             2.9%            3.2%            2.9%               0.8%              1.323
Jul-96          3.0%             2.9%            2.4%            2.9%               0.6%              1.331
Aug-96          2.9%             2.9%            2.4%            3.9%               0.6%              1.331
Sep-96          3.0%             2.9%            2.4%            2.9%               0.6%              1.331
Oct-96          3.0%             3.0%            3.2%            2.9%               0.8%              1.341
Nov-96          3.3%             3.0%            3.2%            2.9%               0.8%              1.341
Dec-96          3.3%             3.0%            3.2%            2.9%                                 1.341
Jan-97          3.0%             2.2%            0.0%            3.0%                                 1.341
Feb-97          3.0%             2.2%            0.0%            3.0%                                 1.341

Source: Bloomberg L.P.

- Although trending slightly upward, both Employment Cost and CPI remained relatively stable during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Fed has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Fed did take action in March by increasing the Fed Funds Rate by 0.25%.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED

                                    [GRAPH]

                       Monthly Total Return
           --------------------------------------------
                                                Lehman
                                                  MF
                      Schwab        Schwab      General
                     Small Cap      Int'l       US Govt.
           S&P 500     Index        Index        Index
           -------   ---------   -----------  ---------

Sep-96      5.62%      3.68%         2.94%      1.66%
Oct-96      2.76%     -1.71%        -0.34%      2.20%
Nov-96      7.56%      3.98%         4.64%      1.74%
Dec-96     -1.98%      1.86%        -0.88%     -1.02%
Jan-97      6.24%      2.36%        -3.32%      0.11%
Feb-97      0.79%     -2.44%         1.67%      0.14%

                     Growth of a $ Investment
           --------------------------------------------
                                                Lehman
                                                  MF
                      Schwab        Schwab      General
                     Small Cap      Int'l       US Govt.
           S&P 500     Index        Index        Index
           -------   ---------   -----------  ---------
           $1.000     $1.000        $1.000      $1.000
Sep-96      1.056      1.037         1.029       1.017
Oct-96      1.085      1.019         1.026       1.039
Nov-96      1.167      1.060         1.074       1.057
Dec-96      1.144      1.079         1.064       1.046
Jan-97      1.216      1.105         1.029       1.047
Feb-97      1.225      1.078         1.046       1.049


         TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the Fund's reporting period and do not reflect Fund performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.


- Large cap domestic stocks, as represented by the S&P 500, were clearly the strongest performing asset class, achieving a 22.5% return during the six-month reporting period.

- Although positive, domestic small cap stock (as represented by the Schwab Smal-Cap Index) and international stock total returns (as represented by the Schwab International Index) both lagged the S&P 500 with six-month returns of 7.8% and 4.6%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Mutual Fund General U.S. Government Index) was 4.9%.

                            S&P PRICE EARNINGS RATIO

                                    [GRAPH]

                 S&P 500
                  Price
                Earnings
                  Ratio
                --------
Jan-90           14.37
Feb-90           14.21
Mar-90           14.77
Apr-90           14.82
May-90           15.84
Jun-90           16.66
Jul-90           16.65
Aug-90           15.57
Sep-90           14.90
Oct-90           14.36
Nov-90           14.59
Dec-90           15.19
Jan-91           14.95
Feb-91           16.82
Mar-91           17.48
Apr-91           17.85
May-91           17.92
Jun-91           17.96
Jul-91           18.07
Aug-91           19.72
Sep-91           19.88
Oct-91           19.92
Nov-91           21.02
Dec-91           21.85
Jan-92           23.35
Feb-92           23.83
Mar-92           25.45
Apr-92           25.51
May-92           25.71
Jun-92           25.08
Jul-92           25.61
Aug-92           25.50
Sep-92           24.37
Oct-92           23.94
Nov-92           24.08
Dec-92           24.01
Jan-93           24.20
Feb-93           24.25
Mar-93           24.22
Apr-93           23.20
May-93           23.21
Jun-93           22.58
Jul-93           22.52
Aug-93           23.02
Sep-93           23.74
Oct-93           23.97
Nov-93           22.55
Dec-93           23.55
Jan-94           22.98
Feb-94           21.17
Mar-94           20.34
Apr-94           20.10
May-94           20.16
Jun-94           19.76
Jul-94           18.64
Aug-94           18.90
Sep-94           18.26
Oct-94           17.55
Nov-94           16.58
Dec-94           16.98
Jan-95           16.23
Feb-95           16.20
Mar-95           16.50
Apr-95           16.02
May-95           16.43
Jun-95           16.82
Jul-95           16.55
Aug-95           16.18
Sep-95           16.86
Oct-95           16.18
Nov-95           17.14
Dec-95           17.41
Jan-96           18.11
Feb-96           18.56
Mar-96           18.94
Apr-96           19.16
May-96           19.48
Jun-96           19.30
Jul-96           18.31
Aug-96           18.62
Sep-96           19.75
Oct-96           19.60
Nov-96           21.05
Dec-96           20.70
Jan-97           20.55
Feb-97           20.98

Source: Bloomberg L.P.

- The price earnings ratio for the S&P 500 was 21 at the close of the reporting period, well above its 30-year mean of 15, but below its 1992 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                                    [GRAPH]

                Thirty
                 Year         Five Year
               Treasury       Treasury
                 Bond           Bond
               --------       ---------
9/6/96          7.11%           6.70%
9/13/96         6.95%           6.47%
9/20/96         7.04%           6.62%
9/27/96         6.91%           6.44%
10/4/96         6.74%           6.21%
10/11/96        6.85%           6.28%
10/18/96        6.80%           6.25%
10/25/96        6.82%           6.26%
11/1/96         6.68%           6.11%
11/8/96         6.51%           6.03%
11/15/96        6.46%           5.96%
11/22/96        6.44%           5.93%
11/29/96        6.35%           5.83%
12/6/96         6.51%           5.99%
12/13/96        6.57%           6.05%
12/20/96        6.61%           6.14%
12/27/96        6.56%           6.08%
1/3/97          6.73%           6.27%
1/10/97         6.85%           6.38%
1/17/97         6.82%           6.31%
1/24/97         6.89%           6.39%
1/31/97         6.79%           6.25%
2/7/97          6.70%           6.15%
2/14/97         6.52%           6.06%
2/21/97         6.64%           6.16%
2/28/97         6.80%           6.39%


Source: Bloomberg L.P.

- Yields remained in a somewhat narrow range during the six-month reporting period. The first three months were characterized by weaker economic data. Lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth which lead to higher rates during the second half of the period.

                   30-YEAR AND 5-YEAR AAA GENERAL OBLIGATION
                             MUNICIPAL BOND YIELDS

                                    [GRAPH]

               30 year         5 year
                AAA GO          AAA GO
                 Muni            Muni
                 Bond            Bond
                Yields          Yields
               -------         -------
9/6/96          5.75%           4.58%
9/13/96         5.64%           4.48%
9/20/96         5.69%           4.54%
9/27/96         5.60%           4.45%
10/4/96         5.47%           4.40%
10/11/96        5.55%           4.48%
10/18/96        5.57%           4.49%
10/25/96        5.62%           4.48%
11/1/96         5.55%           4.41%
11/8/96         5.49%           4.35%
11/15/96        5.44%           4.30%
11/22/96        5.41%           4.25%
11/29/96        5.32%           4.18%
12/6/96         5.40%           4.26%
12/13/96        5.42%           4.28%
12/20/96        5.42%           4.28%
12/27/96        5.38%           4.24%
1/3/97          5.44%           4.30%
1/10/97         5.55%           4.41%
1/17/97         5.53%           4.43%
1/24/97         5.54%           4.44%
1/31/97         5.51%           4.41%
2/7/97          5.45%           4.35%
2/14/97         5.33%           4.23%
2/21/97         5.39%           4.29%
2/28/97         5.44%           4.34%

Source: Bloomberg L.P.


- Municipal bond yields experienced a pattern similar to Treasury bond yields and finished the reporting period approximately 0.25% lower than the start of the period.

                   RATIO OF MUNICIPAL TO TREASURY BOND YIELDS

                                    [GRAPH]

               30 Year         5 Year
               -------         ------
9/6/96          80.9%           68.4%
9/13/96         81.2%           69.2%
9/20/96         80.8%           68.6%
9/27/96         81.1%           69.2%
10/4/96         81.1%           70.9%
10/11/96        81.1%           71.4%
10/18/96        81.9%           71.8%
10/25/96        82.5%           71.6%
11/1/96         83.1%           72.2%
11/8/96         84.4%           72.2%
11/15/96        84.2%           72.2%
11/22/96        84.1%           71.7%
11/29/96        83.8%           71.7%
12/6/96         82.9%           71.1%
12/13/96        82.5%           70.7%
12/20/96        82.0%           69.7%
12/27/96        82.0%           69.7%
1/3/97          80.8%           68.6%
1/10/97         81.1%           69.1%
1/17/97         81.1%           70.3%
1/24/97         80.4%           69.5%
1/31/97         81.2%           70.6%
2/7/97          81.3%           70.8%
2/14/97         81.7%           69.8%
2/21/97         81.1%           69.6%
2/28/97         80.0%           68.0%

Source: Bloomberg L.P.

- An upward slope in these lines indicates that municipal yields are rising relative to Treasury yields and that municipal bond values are falling (or not rising as fast) relative to Treasury yields. A downward slope indicates the reverse. The reason for the yield differential of approximately 10% is that the holders of long-term tax-exempt bonds demand higher yields to compensate for the increased credit risk associated with holding any long-term bond not backed by the U.S. Government.

- Although impacted by seasonal supply and demand conditions, the relationship between Treasury and municipal bond yields remained fairly constant during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT CHANGING MY ASSET ALLOCATION PLAN?

A. Whenever there has been a significant divergence in returns between asset classes, it is often a good time to review your portfolio asset allocation. For example, for the three year period ended 12/31/96, total returns on large-cap domestic stocks far exceeded domestic bond returns. The Schwab 1000 Fund(R) and the Schwab Long-Term Government Bond Fund experienced three year total returns of 75.4% and 20.2%, respectively#. 1 As shown in the hypothetical example below, if an investor had a portfolio with an asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the period, and reinvested all fund distributions, the asset allocation mix would have shifted to 69% stocks and 31% bonds by the end of the period -- a significant shift from the investor's intended strategy.

                          12/31/93 Portfolio  Three Year   12/31/96 Portfolio
                          ------------------               ------------------
                          Value   Allocation    Growth     Value  Allocation
                          --------------------------------------------------

 Schwab 1000 Fund        $ 6,000      60%       $4,524    $10,524      69%

 Schwab Long-Term
 Government Bond Fund    $ 4,000      40%       $  808    $ 4,808      31%

 Total Portfolio Value   $10,000     100%       $5,332    $15,332     100%

Rather than trying to time markets, we feel that investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which make them an attractive element of a well diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns, 2 combining bonds in a portfolio with stocks can be an effective tool to reduce total portfolio volatility.

1 Total return assumes reinvestment of all dividends and capital gain distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.

2 Source: Symphony Asset Management. For the 20-year period ended 12/31/96, the correlation of large-cap stock returns and government bond returns has been 0.37.

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. As shown in the Investment Quality Summary, the investment portfolio consisted primarily of high quality securities (primarily AAA and AA). We felt this was an appropriate strategy for the Funds since there was evidence of very little yield advantage associated with lower rated securities -- it simply did not appear that investors were being adequately compensated for the higher risk. In both Funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding its target level for short term interest rates.

Reflecting our cautious outlook for the market, the Short/Intermediate Tax-Free Bond Fund maintained an average maturity throughout the reporting period in a narrow range from 3.1 to 3.7 years. The Fund's weighted average maturity at the end of the period was 3.28 years, down slightly from 3.75 years at the beginning of the period.

The Long-Term Tax-Free Bond Fund maintained its weighted average maturity within a range from 17 to 20 years. In early December, we did extend the Fund from approximately 18 to approximately 19.25 years, reflecting our assessment that municipal securities were competitively priced. Currently, it does not appear advisable to extend the maturity beyond this range because the yield curve is very flat beyond 20 years, indicating that there may be very little yield advantage associated with the longer maturities. We saw insufficient evidence that investors were being adequately rewarded for the additional risk. The Fund's weighted average maturity at the end of the period was 18.01 years, compared to 20.25 years at the beginning of the period.

Q. IS MY INVESTMENT GUARANTEED BY THE FEDERAL GOVERNMENT OR ANY OF THE STATES?

A. No. As shown in the Schedule of Investments at the end of this report, each Fund invests primarily in bonds issued by state and local governments. There is no explicit or implicit guarantee of repayment by any of these agencies. A municipal bond fund can help minimize credit risk by diversifying among issuers, and maintaining adequate portfolio credit quality. As shown on page 10, at the close of the reporting period, 91% of the Short/Intermediate Tax-Free Bond Fund's assets were in credit quality investments (AAA, AA, or A) and 93% of the Long-Term Tax-Free Bond Fund's assets were invested in AAA, AA, or A rated securities.

Having said this, tax-free bond funds, like corporate or government bond funds, are subject to the same type of net asset value fluctuations resulting from interest rate changes. Rising interest rates will cause bond values to fall, and funds with longer maturities will experience the most significant declines. Although tax-free bond funds can reduce credit-related risk exposure by being well diversified and maintaining credit quality, shareholders have no guarantees protecting them from either credit or interest rate-related losses.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                  ASSET CHANGE

          Total             Total           Percentage
       Net Assets         Net Assets        Change Over
      as of 2/28/97     as of 8/31/96        Reporting
         (000s)             (000s)            Period
--------------------------------------------------------------
         $53,625           $ 54,132          (1%)
--------------------------------------------------------------

         AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                           Value         % of          % of
Maturity Schedule         (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
   1 -  6 Months          $ 3,744           7.1%        7.1%
   7 - 36 Months           14,690          27.8        34.9
  37 - 60 Months           30,412          57.7        92.6
  Over 60 Months            3,900           7.4       100.0%
                          -------         -----
                          $52,746         100.0%
                          =======         =====




Average Weighted Maturity--3.28 Years

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                  ASSET CHANGE

    Total             Total           Percentage
 Net Assets         Net Assets        Change Over
as of 2/28/97     as of 8/31/96        Reporting
   (000s)             (000s)            Period
------------------------------------------------------------
   $43,482           $ 43,672              0%
------------------------------------------------------------

       AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                          Value        % of          % of
Maturity Schedule        (000s)      Portfolio     Portfolio
------------------------------------------------------------
                                                    (cum.)
    0 -  1 Year          $ 3,163          6.9%         6.9%
    2 - 20 Years          25,523         56.1         63.0
   21 - 30 Years          14,995         32.9         95.9
   Over 30 Years           1,875          4.1        100.0%
                         -------        -----
                         $45,556        100.0%
                         =======        =====



Average Weighted Maturity--18.01 Years

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par       Value
                                                                ---       -----
MUNICIPAL BONDS--95.7%(a)
ALABAMA--2.1%
Birmingham, Alabama Special Care Facilities
  Finance Authority Hospital Revenue Bonds
  (Daughters of Charity National Health
  System--St. Vincent's Hospital & Providence)
  Series 1995 (Aa AA)
  7.00%, 11/01/01                                            $1,000       $1,095
                                                                           -----
ALASKA--2.2%
Anchorage, Alaska Refunding School Bonds Series
  1993A/ (MBIA Insurance) (Aaa AAA)
  5.10%, 08/01/99                                             1,145        1,171
                                                                           -----
ARIZONA--3.9%
Phoenix, Arizona Civic Improvement Corp.
  Wastewater Systems Lease Revenue Bonds Series
  1993 (A1 A)
  5.10%, 07/01/99                                             1,005        1,025
Phoenix, Arizona Senior Lien Street & Highway
  Revenue Refunding Bonds Series 1992 (A1 AA)
  5.95%, 07/01/00                                             1,000        1,051
                                                                           -----
                                                                           2,076
                                                                           -----
CONNECTICUT--6.9%
Connecticut State Special Tax Obligation
  Refunding Bonds (Transportation Infrastructure
  Purposes) Series 1995C/ (FGIC Insurance) (Aaa AAA)
  5.50%, 10/01/00                                             2,000        2,090
Connecticut State Unlimited General Obligation
  Bonds Series 1996B (Aa AA-)
  5.00%, 08/15/01                                             1,500        1,545
                                                                           -----
                                                                           3,635
                                                                           -----
ILLINOIS--2.2%
Illinois Health Facility Authority Revenue Bonds
  (OSF Healthcare System) Series 1993 (A1 AA-)
  5.13%, 11/15/00                                             1,145        1,165
                                                                           -----
IOWA--4.3%
Black Hawk County, Iowa Hospital Facilities
  Revenue Bonds (Allen Memorial Hospital) Series
  1990 (Pre-Refunded)/ (AMBAC Insurance &
  Escrowed to Maturity with Government
  Securities) (Aaa AAA)
  7.38%, 02/01/01                                             2,000        2,253
                                                                           -----

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par        Value
                                                                ---        -----
KENTUCKY--5.2%
Kentucky Housing Corp. Revenue Bonds Series
  1993B/(Multiple Credit Enhancements) (Aaa AAA)
  4.45%, 07/01/00                                            $1,000       $1,000
Kentucky State Property & Buildings Commission
  Revenue Refunding Bonds (Project 55) (A A+)
  4.15%, 09/01/99                                             1,735        1,728
                                                                           -----
                                                                           2,728
                                                                           -----
MARYLAND--6.0%
Washington, Maryland Suburban Sanitation District
  Sewage Disposal Refunding Bonds (Montgomery &
  Prince George Counties) (Aa1 AA)
  6.00%, 11/01/99                                             3,000        3,150
                                                                           -----
MASSACHUSETTS--5.8%
Massachusetts Municipal Wholesale Electric Co.
  Power Supply Systems Revenue Bonds Series
  1992E/(AMBAC Insurance) (Aaa AAA)
  5.50%,  07/01/00                                            2,000        2,080
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds (Brigham &
  Womens Hospital) Series E (A1 A+)
  4.40%, 07/01/00                                             1,000        1,001
                                                                           -----
                                                                           3,081
                                                                           -----
MICHIGAN--2.1%
Michigan State Hospital Finance Authority Revenue
  Bonds (McLaren Obligated Group)/(Escrowed to
  Maturity with Government Securities) (Aaa -)
  7.00%, 09/15/00                                             1,000        1,106
                                                                           -----
MINNESOTA--8.6%
Minneapolis, Minnesota Community Development
  Agency Tax Increment Revenue Bonds/(MBIA
  Insurance) (Aaa AAA)
  7.00%, 09/01/00                                             1,000        1,093
Minnesota State Housing Finance Agency Rental
  Housing Revenue Bonds Series D/(MBIA Insurance)
  (Aaa AAA)
  4.80%, 08/01/01                                             2,310        2,315
St. Paul, Minnesota Sewer Revenue Bonds Series A
  (A BBB+)
  8.00%, 12/01/98                                             1,050        1,125
                                                                           -----
                                                                           4,533
                                                                           -----

--------------------------------------------------------------------------------

                                                                Par        Value
                                                                ---        -----
MISSISSIPPI--3.9%
Mississippi Hospital Equipment & Facilities
  Authority Revenue Refunding Bonds (Mississippi
  Baptist Medical Center)/(MBIA Insurance) (Aaa AAA)
  5.25%, 05/01/01                                            $2,000       $2,055
                                                                           -----
MISSOURI--1.0%
Missouri State Environmental Improvement & Energy
  Resources Authority Water Pollution Control
  Revenue Bonds (State Revolving Fund Program)
  Series 1992A (Aa2 -)
  5.80%, 07/01/99                                               500          519
                                                                           -----
NEW YORK--3.9%
New York State Dormitory Authority Lease Revenue
  Refunding Bonds (State University Dormitory
  Facilities) Series 1995A/(AMBAC Insurance) (Aaa AAA)
  5.10%, 07/01/01                                             2,000        2,058
                                                                           -----
OHIO--7.7%
Ohio State Public Facilities Commission Higher
  Education Capital Facilities Revenue Bonds
  Series II-A/(MBIA Insurance) (Aaa AAA)
  4.38%, 11/01/00                                             2,000        2,005
Ohio State Public Facilities Commission Higher
  Education Capital Facilities Revenue Bonds
  Series II-B/(FSA LOC) (Aaa AAA)
  5.00%, 11/01/01                                             2,000        2,050
                                                                           -----
                                                                           4,055
                                                                           -----
PENNSYLVANIA--2.3%
Pennsylvania State Industrial Development
  Authority Revenue Bonds/(AMBAC Insurance) (Aaa AAA)
  4.50%, 07/01/98                                             1,230        1,239
                                                                           -----
RHODE ISLAND--2.8%
Rhode Island Student Loan Authority Revenue Put
  Bonds Series 96-1/(National Westminster Bank
  LOC) (- AA)
  4.00%, 06/01/97                                             1,500        1,500
                                                                           -----

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par        Value
                                                                ---        -----
SOUTH CAROLINA--6.5%
Charleston, South Carolina Public Facilities
  Certificates of Participation (Public
  Improvement Project) Series 1993/ (AMBAC
  Insurance) (Aaa AAA)
  4.30%, 09/01/00                                            $1,085      $ 1,080
Greenville Hospital System Board of Trustees,
  South Carolina Hospital Facilities Revenue
  Refunding Bonds Series 1993C (- AA-)
  5.00%, 05/01/00                                             1,090        1,100
South Carolina State Public Service Authority
  Power Electric Revenue Refunding Bonds (Santee
  Cooper) Series 1991A (Aa A+)
  5.60%, 07/01/00                                             1,200        1,244
                                                                          ------
                                                                           3,424
                                                                          ------
TENNESSEE--5.2%
Knox County, Tennessee Health & Education
  Hospital Facilities Revenue Bonds (Fort Sanders
  Alliance) Series 1990C (Pre-Refunded)/(MBIA
  Insurance) (Aaa AAA)
  7.00%, 01/01/00                                             2,500        2,725
                                                                          ------
TEXAS--1.9%
Houston, Texas General Obligation Revenue Bonds
  Series 1995A (Aa3 AA)
  5.30%, 03/01/01                                             1,000        1,026
                                                                          ------
WASHINGTON--9.3%
Port of Seattle, Washington Revenue Bonds Series
  B/ (FGIC Insurance) (Aaa AAA)
  5.50%, 09/01/02                                             2,775        2,882
Washington State Public Power Supply System
  Revenue Refunding Bonds (Nuclear Project #2)
  Series A (Aa1 AA-)
  4.63%, 07/01/98                                             2,000        2,008
                                                                          ------
                                                                           4,890
                                                                          ------
WISCONSIN--1.9%
Wisconsin State Health & Education Facilities
  Authority Revenue Bonds (Aurora Medical Group
  Project) Series 1996/(FSA Insurance) (Aaa AAA)
  4.90%, 11/15/02                                             1,000        1,018
                                                                          ------
TOTAL MUNICIPAL BONDS (Cost $49,998)                                      50,502
                                                                          ------

------------------------------------------------------------------------------

                                                                Par        Value
                                                                ---        -----
VARIABLE RATE OBLIGATIONS--4.2%(b)
CALIFORNIA--3.1%
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986A (VMIG1 A-1+)
  3.45%, 03/01/97                                              $800       $  800
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (District Nos. 102, 103, 105,
  106)/(Commerzbank AG LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                                90           90
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (District Nos. 140, 240, 105,
  250) Series 1985B/(Bank of America LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                               100          100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985B-2/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.25%, 03/01/97                                               200          200
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1993A-1/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.25%, 03/01/97                                               400          400
                                                                           -----
                                                                           1,590
                                                                           -----
FLORIDA--0.2%
Hillsborough County, Florida Industrial
  Development Pollution Control Revenue Refunding
  Bonds (Tampa Electric/Gannon Coal Conversion)
  Series 1992 (VMIG1 A-1+)
  3.45%, 03/01/97                                               100          100
                                                                           -----
WYOMING--0.9%
Lincoln County, Wyoming Pollution Control Revenue
  Bonds (Exxon Project) Series 1987B (P-1 A-1+)
  3.50%, 03/01/97                                               500          500
                                                                           -----
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,190)                                                            2,190
                                                                           -----
SHORT-TERM INVESTMENTS--0.1%(c)
Provident Institutional Funds--MuniFund Portfolio
  2.92%, 03/07/97                                                54           54
                                                                          ------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $54)                                                                  54
                                                                          ------
TOTAL INVESTMENTS--100%
  (Cost $52,242)                                                         $52,746
                                                                          ======

See accompanying Notes to Schedules of Investments.

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par        Value
                                                                ---        -----
MUNICIPAL BONDS--93.1%(a)
ALASKA--9.7%
Kodiak Island Borough, Alaska General Obligation
  Bonds Series 1994A/(AMBAC Insurance) (Aaa AAA)
  5.40%, 02/15/10                                            $2,500       $2,477
Valdez, Alaska Marine Terminal Revenue Refunding
  Bonds (BP Pipeline Project) Series 1993B (Aaa AAA)
  5.50%, 10/01/28                                             2,000        1,875
                                                                           -----
                                                                           4,352
                                                                           -----
ARIZONA--4.9%
Maricopa County, Arizona Alhambra Elementary School
  District 68 School Improvement & Refunding Bonds
  Series 1994A/(AMBAC Insurance) (Aaa AAA)
  6.80%, 07/01/12                                             2,000        2,245
                                                                           -----
CALIFORNIA--8.0%
California State Public Works Board Lease Revenue
  Refunding Bonds (Various California State
  University Projects)/(AMBAC Insurance) (Aaa AAA)
  5.38%, 10/01/17                                               800          777
San Diego, California Public Facilities Financing
  Authority Sewer Revenue Bond/(FGIC Insurance)
  (Aaa AAA)(d)
  5.25%, 05/15/22                                             1,700        1,617
Santa Clara County, California Financing Authority
  Lease Revenue Bonds (VMC Facility Replacement
  Project) Series 1994A/(AMBAC Insurance) (Aaa AAA)
  7.75%, 11/15/10                                             1,000        1,253
                                                                           -----
                                                                           3,647
                                                                           -----
CONNECTICUT--0.2%
Connecticut State Housing Finance Authority Bonds
  (Housing Mortgage Finance Program) Series 1990B
  Subseries B-1 (Aa AA)
  7.55%, 11/15/08                                                85           89
                                                                           -----
FLORIDA--2.8%
Hillsborough County, Florida Aviation Revenue Bonds
  (Tampa International Airport) Series B/(FGIC
  Insurance) (Aaa AAA)
  5.88%, 10/01/23                                             1,250        1,275
                                                                           -----

------------------------------------------------------------------------------

                                                                Par        Value
                                                                ---        -----
ILLINOIS--8.4%
Chicago, Illinois General Obligation Refunding
  Bonds Series A-2/(AMBAC Insurance) (Aaa AAA)
  6.00%, 01/01/11                                            $2,500       $2,671
Illinois State Toll Highway Authority Priority
  Revenue Bonds Series 1992A (A1 A+)
  6.38%, 01/01/15                                             1,100        1,161
                                                                           -----
                                                                           3,832
                                                                           -----
IOWA--2.5%
Ames, Iowa Hospital Revenue Bonds (Mary Greeley
  Medical Center Project) Series 1993/ (AMBAC
  Insurance) (Aaa AAA)
  5.70%, 08/15/12                                               500          510
Cedar Rapids, Iowa Hospital Facilities Revenue
  Bonds (St. Luke's Methodist Project) Series 1993/
  (FGIC Insurance) (Aaa AAA)
  6.13%, 08/15/13                                               600          619
                                                                           -----
                                                                           1,129
                                                                           -----
MARYLAND--0.9%
Maryland State Community Development Administration
  Department of Housing & Community Development
  Revenue Bonds Series A (Aa -)
  5.88%, 07/01/16                                               400          404
                                                                           -----
MASSACHUSETTS--1.9%
Massachusetts State Housing Finance Agency Multi
  Family Residential Housing Revenue Bonds Series
  1989A (A A+)
  7.80%, 08/01/22                                               800          845
                                                                           -----
MICHIGAN--7.4%
Eastern Michigan University Board of Regents
  Revenue Bonds/ (FGIC Insurance) (Aaa AAA)
  5.50%, 06/01/17                                             2,000        1,982
Michigan State Hospital Finance Authority Hospital
  Revenue Bonds (St. John's Hospital & Medical
  Center)/(AMBAC Insurance) (Aaa AAA)
  5.25%, 05/15/26                                             1,500        1,401
                                                                           -----
                                                                           3,383
                                                                           -----
MISSISSIPPI--4.9%
Mississippi Hospital Equipment & Facilities
  Authority Revenue Refunding Bonds (Mississippi
  Baptist Medical Center) Series 1995/(MBIA
  Insurance) (Aaa AAA)
  6.00%, 05/01/13                                             2,150        2,233
                                                                           -----

SCHWAB LONG-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par       Value
                                                                ---       -----
NEVADA--4.3%
Nevada State Municipal General Obligation Bonds
  Series A/(FGIC Insurance) (Aaa AAA)
  5.50%, 11/01/25                                            $2,000       $1,978
                                                                           -----
NEW HAMPSHIRE--1.7%
New Hampshire Higher Education & Health Facilities
  Authority Hospital Revenue Bonds (Mary Hitchcock
  Memorial Hospital) Series 1993A/(FGIC Insurance)
  (Aaa AAA)
  5.25%, 08/15/08                                               750          755
                                                                           -----
NEW YORK--4.2%
New York State General Obligation Bonds Series
  1996A (A2 A-)
  5.30%, 07/15/15                                             2,000        1,935
                                                                           -----
NORTH CAROLINA--4.1%
North Carolina Medical Care Community Health Care
  Facilities Revenue Bonds (Care Medical Project)
  (Aa3 AA)
  5.25%, 05/01/21                                             2,000        1,888
                                                                           -----
PENNSYLVANIA--9.4%
Pennsylvania Higher Education Facilities Authority
  Revenue Bonds (University of Pennsylvania Health
  Services) Series 1996A (Aa AA)
  5.75%, 01/01/17                                             2,000        2,010
Philadelphia, Pennsylvania Hospitals & Higher
  Education Facilities Authority Revenue Refunding
  Bonds (Children's Hospital) Series 1993A (Aa3 AA)
  5.25%, 02/15/08                                             1,000        1,000
Pittsburgh, Pennsylvania Water & Sewer Authority
  Revenue Bonds Series B/(FSA Insurance) (Aaa AAA)
  5.75%, 09/01/25                                             1,250        1,253
                                                                           -----
                                                                           4,263
                                                                           -----
RHODE ISLAND--2.3%
Rhode Island Housing & Mortgage Finance Corp.
  Homeownership Opportunity Bonds Series 10A (Aa AA+)
  6.50%, 10/01/22                                             1,000        1,038
                                                                           -----
SOUTH CAROLINA--3.3%
Piedmont, South Carolina Municipal Power Agency
  Electric Revenue Refunding Bonds Series 1992/
  (MBIA Insurance) (Aaa AAA)
  6.20%, 01/01/08                                             1,400        1,526
                                                                          ------

--------------------------------------------------------------------------------

                                                                Par        Value
                                                                ---        -----
TEXAS--6.0%
Conroe, Texas Independent School District General
  Obligation Bonds/(Permanent School Fund Guaranty
  LOC) (Aaa AAA)(d)
  5.25%, 02/21/21                                            $1,000       $  943
Texas State Public Finance Authority General
  Obligation Bonds Series 1994B (Aa AA)
  5.75%, 10/01/14                                             1,025        1,052
University of Texas Revenue Refunding Bonds Series
  B (Aa1 AAA)
  6.75%, 08/15/13                                               680          740
                                                                          ------
                                                                           2,735
                                                                          ------
WASHINGTON--6.2%
King County, Washington School District General
  Obligation Bonds No. 415 Series A (A1 AA-)
  5.55%, 12/01/11                                               500          508
Seattle, Washington Municipal Light & Power Revenue
  Refunding Bonds Series 1993 (Aa AA)
  5.40%, 05/01/08                                             2,300        2,334
                                                                          ------
                                                                           2,842
                                                                          ------
TOTAL MUNICIPAL BONDS
  (Cost $41,105)                                                          42,394
                                                                          ------
VARIABLE RATE OBLIGATIONS--6.8%(B)
CALIFORNIA--6.4%
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Southern
  California Edison) Series 1986D (P-1 A-1+)
  3.45%, 03/01/97                                              100          100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A-2/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.35%, 03/01/97                                             2,000        2,000
Orange County, California Water District
  Improvement Bond Act 1915 Revenue Bonds (Irvine
  Coast Assessment District) Number
  88-1/(Kredietbank & Societe Generale LOC) (VMIG1 A-1+)
  3.40%, 03/01/97                                               800          800
                                                                          ------
                                                                           2,900
                                                                          ------

SCHWAB LONG-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                                Par       Value
                                                                ---       -----
NORTH CAROLINA--0.4%
Wake County, North Carolina Pollution Control
  Revenue Bonds (Carolina Power & Light)/(Sumitomo
  Bank LOC) (A1 P-1)
  3.55%, 03/01/97                                              $200      $   200
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,100)                                                            3,100
                                                                         -------
SHORT-TERM INVESTMENTS--0.1%(c)
Provident Institutional Funds--MuniFund Portfolio
  2.92%, 03/07/97                                                62           62
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $62)                                                                  62
                                                                         -------
TOTAL INVESTMENTS--100%
  (Cost $44,267)                                                         $45,556
                                                                         =======

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

Parenthetical disclosures which follow each security represent independent bond ratings, where available, as provided by Moody Investor Services, Inc. and Standard & Poor's Ratings Group which were in effect on the report date.

     (a) Interest rates represent the coupon rate of security.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features and which mature in less than one year, the next interest reset date is shown.

     (c) Interest rates represent the yield on the report date.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

Abbreviations
--------------
AMBAC      AMBAC Indemnity Corporation
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance
VMIG       Variable Moody's Investment Grade

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
February 28, 1997 (Unaudited)

                                                  Schwab          Schwab
                                            Short/Intermediate   Long-Term
                                                 Tax-Free        Tax-Free
                                                Bond Fund        Bond Fund
                                            ------------------   ---------
ASSETS
Investments, at value
  (Cost: $52,242 and $44,267,
    respectively)                                 $52,746         $45,556
Interest receivable                                   716             572
Receivable for Fund shares sold                       204               4
Deferred organization costs                            24               8
Prepaid expenses                                       21               2
                                                  -------         -------
    Total assets                                   53,711          46,142
                                                  -------         -------
LIABILITIES
Payable for:
  Dividends                                            18              18
  Investments purchased                                --           2,595
  Fund shares redeemed                                 22               9
  Investment advisory and administration
    fee                                                --               3
  Other                                                46              35
                                                  -------         -------
    Total liabilities                                  86           2,660
                                                  -------         -------
Net assets applicable to outstanding
  shares                                          $53,625         $43,482
                                                  =======         =======
NET ASSETS CONSIST OF:
  Paid-in-capital                                 $53,649         $42,400
  Overdistributed net investment income               (11)             (8)
  Accumulated net realized loss on
    investments sold                                 (517)           (199)
  Net unrealized gain on investments                  504           1,289
                                                  -------         -------
                                                  $53,625         $43,482
                                                  =======         =======
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                   5,287           4,181
  Net asset value, offering and
    redemption price per share                    $ 10.14         $ 10.40

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended February 28, 1997 (Unaudited)

                                                     Schwab          Schwab
                                               Short/Intermediate   Long-Term
                                                    Tax-Free        Tax-Free
                                                   Bond Fund        Bond Fund
                                               ------------------   ---------
Interest income                                      $1,209           $1,207
                                                     ------           ------
Expenses:
  Investment advisory and administration fee            109               88
  Transfer agency and shareholder service
    fees                                                 66               54
  Custodian fees                                         19               16
  Registration fees                                      17               33
  Professional fees                                      10               14
  Shareholder reports                                    11                9
  Trustees' fees                                          2                1
  Amortization of deferred organization costs             7                8
  Insurance and other expenses                            4                4
                                                     ------           ------
                                                        245              227
Less expenses reduced (see Note 4)                     (115)            (122)
                                                     ------           ------
  Total expenses incurred by Fund                       130              105
                                                     ------           ------
Net investment income                                 1,079            1,102
                                                     ------           ------
Net realized gain on investments sold                    20              191
Increase in net unrealized gain on
  investments                                           563              995
                                                     ------           ------
  Net gain on investments                               583            1,186
                                                     ------           ------
Increase in net assets resulting from
  operations                                         $1,662           $2,288
                                                     ======           ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                                     Schwab
                                                        Schwab                      Long-Term
                                                  Short/Intermediate           Tax-Free Bond Fund
                                                  Tax-Free Bond Fund        -------------------------
                                              --------------------------    Six months
                                               Six months                      ended
                                                 ended           Year        February         Year
                                              February 28,      ended           28,          ended
                                                  1997        August 31,       1997        August 31,
                                              (Unaudited)        1996       (Unaudited)       1996
                                              ------------    ----------    -----------    ----------
Operations:
 Net investment income                           $ 1,079       $  2,146       $ 1,102       $  2,193
 Net realized gain on investments sold                20            150           191            423
 Increase (decrease) in net unrealized gain
   on investments                                    563           (590)          995           (635)
                                                 -------       --------       -------       --------
 Increase in net assets resulting from
   operations                                      1,662          1,706         2,288          1,981
                                                 -------       --------       -------       --------
Dividends to shareholders from net
 investment income                                (1,102)        (2,147)       (1,125)        (2,193)
                                                 -------       --------       -------       --------
Capital share transactions:
 Proceeds from shares sold                         7,696         19,101         5,581         18,452
 Net asset value of shares issued in
   reinvestment of dividends                         884          1,701           790          1,569
 Less payments for shares redeemed                (9,647)       (18,733)       (7,724)       (17,550)
                                                 -------       --------       -------       --------
 Increase (decrease) in net assets from
   capital share transactions                     (1,067)         2,069        (1,353)         2,471
                                                 -------       --------       -------       --------
Total increase (decrease) in net assets             (507)         1,628          (190)         2,259
Net assets:
 Beginning of period                              54,132         52,504        43,672         41,413
                                                 -------       --------       -------       --------
 End of period (including
   (over)undistributed net investment income
   of ($11), $12, ($8) and $15,
   respectively)                                 $53,625        $54,132       $43,482       $ 43,672
                                                 =======       ========       =======       ========
Number of Fund shares:
 Sold                                                761          1,891           540          1,797
 Reinvested                                           87            168            76            153
 Redeemed                                           (954)        (1,854)         (747)        (1,714)
                                                 -------       --------       -------       --------
 Net increase (decrease) in shares
   outstanding                                      (106)           205          (131)           236
Shares outstanding:
 Beginning of period                               5,393          5,188         4,312          4,076
                                                 -------       --------       -------       --------
 End of period                                     5,287          5,393         4,181          4,312
                                                 =======       ========       =======       ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended February 28, 1997 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no load, open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers -- the Schwab 1000 Fund(R), Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Dividends to shareholders -- Each Fund declares a daily dividend, from net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At February 28, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the Schwab Short/Intermediate Tax-Free Bond Fund aggregated $504,000, of which $556,000 related to appreciated securities and $52,000 related to depreciated securities, and net unrealized gain for the Schwab Long-Term Tax-Free Bond Fund aggregated $1,289,000, of which $1,331,000 related to appreciated securities and $42,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable monthly, of 0.41% of each Fund's average daily net assets. The Investment Manager has reduced a portion of its fee for the six months ended February 28, 1997 (see Note 4).

------------------------------------------------------------------------------

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the six months ended February 28, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended February 28, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $3,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets for each Fund. During the six months ended February 28, 1997, the total of such fees reduced by the Investment Manager and Schwab were $49,000 and $66,000 for the Schwab Short/Intermediate Tax-Free Bond Fund, respectively, and $68,000 and $54,000 for the Schwab Long-Term Tax-Free Bond Fund, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the six months ended February 28, 1997, were as follows (in thousands):

                                     Schwab               Schwab
                               Short/Intermediate       Long-Term
                               Tax-Free Bond Fund   Tax-Free Bond Fund
                               ------------------   ------------------
Purchases                            $3,293               $11,236
Proceeds of sales and
  maturities                         $5,456               $12,834

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                 Schwab Short/Intermediate
                                                                    Tax-Free Bond Fund
                                                    ---------------------------------------------------
                                                     Six months
                                                       ended                                   Period
                                                    February 28,                               ended
                                                        1997        Year ended August 31,    August 31,
                                                    (Unaudited)    1996     1995     1994      1993**
                                                    ------------  -------  -------  -------  ----------
Net asset value at beginning of period                 $ 10.04    $ 10.12  $  9.92  $ 10.15    $ 10.00
Income from investment operations
---------------------------------
 Net investment income                                    0.21       0.41     0.40     0.37       0.13
 Net realized and unrealized
   gain (loss) on investments                             0.10      (0.08)    0.20    (0.23)      0.15
                                                       -------    -------  -------  -------    -------
 Total from investment operations                         0.31       0.33     0.60     0.14       0.28
Less distributions
------------------
 Dividends from net investment income                    (0.21)     (0.41)   (0.40)   (0.37)     (0.13)
 Distributions from realized gain on
   investments                                              --         --       --       --         --
                                                       -------    -------  -------  -------    -------
 Total distributions                                     (0.21)     (0.41)   (0.40)   (0.37)     (0.13)
                                                       -------    -------  -------  -------    -------
Net asset value at end of period                       $ 10.14    $ 10.04  $ 10.12  $  9.92    $ 10.15
                                                       =======    =======  =======  =======    =======
Total return (not annualized)                             3.10%      3.32%    6.23%    1.42%      2.83%
-----------------------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                  $53,625    $54,132  $52,504  $63,889    $54,450
 Ratio of expenses to average net assets+             0.49%*     0.49%    0.49%    0.48%      0.45%*
 Ratio of net investment income to average net
   assets+                                            4.07%*     4.06%    4.06%    3.71%      3.63%*
 Portfolio turnover rate                                 6%        44%      35%      19%        11%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets           0.93%*     0.90%    0.89%    0.91%       1.26%*
   Ratio of net investment income                    3.64%*     3.65%    3.66%    3.28%       2.82%*

 * Annualized

** For the period April 21, 1993 (commencement of operations) to August 31,
   1993.

------------------------------------------------------------------------------

                                                      Schwab Long-Term Tax-Free Bond Fund
                                       ------------------------------------------------------------------
                                        Six months                                 Eight
                                          ended                                    months       Period
                                       February 28,                                ended        ended
                                           1997        Year ended August 31,     August 31,  December 31,
                                       (Unaudited)    1996     1995     1994        1993        1992**
                                       ------------  -------  -------  -------   ----------  ------------
Net asset value at
 beginning of period                      $ 10.13    $ 10.16  $  9.95  $ 10.59     $  9.92      $ 10.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                       0.26       0.52     0.53     0.52        0.36         0.17
 Net realized and unrealized
   gain (loss) on investments                0.28      (0.03)    0.21    (0.56)       0.67        (0.08)
                                          -------    -------  -------  -------     -------      -------
 Total from investment operations            0.54       0.49     0.74    (0.04)       1.03         0.09
Less distributions
------------------
 Dividends from net investment
   income                                   (0.27)     (0.52)   (0.53)   (0.52)      (0.36)       (0.17)
 Distributions from realized
   gain on investments                         --         --       --    (0.08)         --           --
                                          -------    -------  -------  -------     -------      -------
 Total distributions                        (0.27)     (0.52)   (0.53)   (0.60)      (0.36)       (0.17)
                                          -------    -------  -------  -------     -------      -------
Net asset value at
 end of period                            $ 10.40    $ 10.13  $ 10.16  $  9.95     $ 10.59      $  9.92
                                          =======    =======  =======  =======     =======      =======
Total return (not annualized)                5.34%      4.87%    7.76%   (0.42)%     10.56%        0.92%
-----------------------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)     $43,482    $43,672  $41,413  $43,975     $50,413      $28,034
 Ratio of expenses to average net
   assets+                               0.49%*     0.49%    0.54%    0.51%       0.45%*       0.45%*
 Ratio of net investment income to
   average net assets+                   5.09%*     5.06%    5.40%    5.05%       5.30%*       5.61%*
 Portfolio turnover rate                   27%        50%      70%      62%         91%          54%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net
    assets                                  1.05%*     0.94%    0.93%    0.99%      1.18%*       1.53%*
    Ratio of net investment income          4.53%*     4.61%    5.01%    4.57%      4.57%*       4.53%*

 *  Annualized

** For the period September 11, 1992 (commencement of operations) to December 31, 1992.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                                 SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                               SCHWAB BOND FUNDS
        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
    Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

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                                                               CHARLES SCHWAB
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INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

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